SIGNIFICANT RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2020
SIGNIFICANT RISKS AND UNCERTAINTIES
SIGNIFICANT RISKS AND UNCERTAINTIES

3. SIGNIFICANT RISKS AND UNCERTAINTIES

Foreign currency risk

The Renminbi (“RMB”) is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash of the Company included aggregate amounts of $2,410 and $132 as of December 31, 2019 and 2020, respectively, which were denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and accounts receivable. The Company places its cash and restricted cash with financial institutions with high-credit ratings and quality.

There were no customers that accounted for 10% or more of total revenues for the years ended December 31, 2018, 2019 and 2020.

No customers accounted for 10% or more of the balance of accounts receivable as of December 31, 2019 and 2020.